Income Taxes Income Taxes (Details) (USD $)	0 Months Ended	3 Months Ended		9 Months Ended	12 Months Ended						3 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended		9 Months Ended	3 Months Ended		12 Months Ended						3 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Oct. 01, 2010	Sep. 30, 2011	Dec. 31, 2010	Oct. 01, 2010	Dec. 31, 2011	Dec. 31, 2009	Dec. 31, 2011 Foreign subsidiary [Member]	Dec. 31, 2011 Domestic Country [Member]	Dec. 31, 2011 Foreign Country [Member]	Dec. 31, 2011 State and Local Jurisdiction [Member]	Dec. 31, 2010 Successor [Member]	Dec. 31, 2011 Successor [Member]	Sep. 30, 2010 Successor [Member]	Oct. 01, 2010 Predecessor [Member]	Dec. 31, 2009 Predecessor [Member]	Sep. 30, 2010 Predecessor [Member]	Oct. 01, 2010 Predecessor [Member] Revaluation of Assets [Member]	Dec. 31, 2009 Spain [Member]	Dec. 31, 2011 Domestic Country Foreign Country And Foreign Country Witholding Taxes [Member]	Dec. 31, 2011 Non-U.S. withholding taxes [Member] Successor [Member]	Dec. 31, 2011 U.S. and non U.S. income taxes related to the planned repatriation of earnings from foreign affiliates [Member] Successor [Member]	Dec. 31, 2011 Income taxes related to the planned repatriation of earnings from foreign affiliates [Member] Successor [Member]	Dec. 31, 2011 Foreign rate differential [Member] Successor [Member]	Dec. 31, 2011 U.S. jurisdictions with valuation allowance [Member]	Dec. 31, 2011 Non U.S. jurisdictions with current valuation allowance [Member]	Dec. 31, 2010 Successor [Member]	Dec. 31, 2011 Successor [Member]	Oct. 01, 2010 Predecessor [Member]	Dec. 31, 2009 Predecessor [Member]
Provision for income taxes			$ (5,000,000)	$ (17,000,000)	$ 0	$ 8,000,000																				$ 5,000,000		$ 17,000,000	$ 8,000,000
U.S. statutory tax rate					35.00%
Total provision for income taxes											24,000,000	127,000,000		148,000,000	72,000,000											24,000,000	127,000,000	148,000,000	72,000,000
Decrease in unrecognized tax benefits						56,000,000					1,000,000	1,000,000
Total deferred											(9,000,000)	(1,000,000)		43,000,000	(15,000,000)		47,000,000
Cash Settlement With Taxing Authorities						3,000,000
Tax Expense Related To Visteon UK Limited Deconsolidation Gain						18,000,000
Income Attributable To UK Not Subject To Tax						1,300,000,000
Tax Benefits Of Loss Attributable To UK Administration						1,200,000,000
Deferred Tax Liabilities			331,000,000		154,000,000														74,000,000
Deferred Tax Assets, Net			187,000,000		15,000,000		18,000,000		31,000,000
Income Tax Expense From Increase In Valuation Allowance		8,000,000																12,000,000
Impairment of Long-Lived Assets to be Disposed of			0	0	66,000,000	(1,000,000)																		16,000,000	50,000,000
Non-U.S. net operating loss carryfowards									1,300,000,000
U.S. foreign tax credit carryforwards								320,000,000	9,000,000
Foreign Tax Credit Carryforward Minimum Expiration Date					5 years
Operating Loss Carryforwards								1,200,000,000		19,000,000
Us Tax Attributes That Will Expire Unutilized	825,000,000
Valuation Allowances					1,700,000,000			1,200,000,000	486,000,000
Unrecognized Tax Benefits			131,000,000		123,000,000						131,000,000	123,000,000	126,000,000		190,000,000	126,000,000
Unrecognized Tax Benefits that Would Impact Effective Tax Rate			74,000,000		69,000,000
Accrued interest and penalties			22,000,000		28,000,000
Estimated interest and penalties			3,000,000
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Estimated Range of Change, Lower Bound					1,000,000
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Estimated Range of Change, Upper Bound					3,000,000
Income Tax Reconciliation, Foreign Income Tax Rate Differential											(4,000,000)	52,000,000		(4,000,000)	(3,000,000)					34,000,000	55,000,000	56,000,000	37,000,000
Reduction In Tax Attributes Due To Excludable Codi			60,000,000
Annual Limitations Under Irc Sections 382 and 383					$ 120,000,000